Summary of Significant Accounting Policies (Details 2)	6 Months Ended
Jun. 30, 2024 USD ($)
Summary of Significant Accounting Policies
Opening balance	$ 0
Warrants issued in connection with the April 2024 Private Placement	1,358,374
Change in fair value	850,294
Ending balance	$ 2,208,668